Commitments & Contingencies (Details Narrative) (10-K) - USD ($)									1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 25, 2020	Feb. 29, 2020	Dec. 02, 2019	Oct. 09, 2019	Aug. 29, 2019	Feb. 15, 2019	Feb. 02, 2019	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Prepaid expenses	$ 216,048									$ 216,048		$ 810,143	$ 59,678
Due to related parties	2,135,000									2,135,000		1,635,000	180,000
Stock per share											$ 0.40
Guarantor obligations	22,000									22,000	$ 22,000	141,000	119,000
Mr.Raymond Monteleone [Member]
Compensation expenses										$ 30,000	$ 35,000	125,000	0
LilyCon Investments, LLC [Member]
Stock per share			$ 0.32
Services Agreement [Member] | Rion LLC [Member]
Compensation expenses					$ 1,500,000
Prepaid expenses														$ 750,000
Due to related parties														$ 750,000
Regenerative Medical Equipment and Services Agreement [Member] | Alliance Health Services [Member]
Monthly fees				$ 5,000
Treatment utilization				$ 450
Regenerative Medical Equipment and Services Agreement [Member] | Alliance Health Services [Member] | Maximum [Member] | Accounts Receivable [Member]
Monthly fees												5,000
Regenerative Medical Equipment and Services Agreement [Member] | Alliance Health Services [Member] | Minimum [Member] | Accounts Receivable [Member]
Monthly fees												3,333
Consulting Agreements [Member]
Number of shares issued						62,500
Stock per share						$ 0.29
Total incurred expense						$ 83,000
Consulting Agreements [Member] | Jesse Crowne [Member]
Consulting fees												5,000
Consulting Agreement [Member] | LilyCon Investments, LLC [Member]
Compensation expenses												153,000
Consulting fees												12,500
Signing bonus												$ 15,000
Agreement, description												The agreement also provides LilyCon Investments with $35,000 in stock (to be calculated using an annual variable weighted average price from February 2019 through January 2020) to be granted on the one-year anniversary of this agreement, if the agreement has not been terminated prior to that date.
Consulting Agreement [Member] | LilyCon Investments, LLC [Member] | Subsequent Event [Member]
Monthly fees	$ 5,000
Number of shares issued			35,000
Stock per share			$ 0.31
Total number of shares issued			106,061
Agreement maturity date	Apr. 01, 2020
Consulting Agreement [Member] | Strategos Public Affairs, LLC [Member]
Compensation expenses												$ 71,000
Monthly fees							$ 4,500					$ 7,500
Agreement maturity date												Mar. 31, 2020
Consulting Agreement [Member] | Goldin Solutions [Member]
Monthly fees												$ 34,650
Total incurred expense												$ 162,000
Agreement maturity date												Mar. 31, 2020
Consulting Agreement [Member] | Goldin Solutions [Member] | First Month Discount [Member]
Monthly fees												$ 12,600
Oral Consulting Arrangement [Member] | Mr.Raymond Monteleone [Member]
Compensation expenses												125,000	$ 0
Advisory service fee								$ 10,000
Oral Consulting Arrangement [Member] | Subsequent Event [Member] | Mr.Raymond Monteleone [Member]
Advisory service fee		$ 5,000
Oral Consulting Arrangement [Member] | Subsequent Event [Member] | Mr.Raymond Monteleone [Member] | Audit Committee Chair [Member]
Advisory service fee		$ 2,500
Oral Consulting Arrangement [Member] | St. Louis Family Office, LLC [Member]
Agreement maturity date									Jun. 30, 2019
Advisory service fee									$ 10,000
Management Services Agreements [Member]
Consulting fees												68,000
Distribution Center and Logistic Services Agreement [Member]
Monthly fees												5,050
Total incurred expense												49,000
Distribution Center and Logistic Services Agreement [Member] | EURO [Member]
Monthly fees												4,500
Distribution Center and Logistic Services Agreement [Member] | Maximum [Member]
Monthly fees												8,300
Distribution Center and Logistic Services Agreement [Member] | Maximum [Member] | EURO [Member]
Monthly fees												6,900
Distribution Center and Logistic Services Agreement [Member] | Minimum [Member]
Monthly fees												2,300
Distribution Center and Logistic Services Agreement [Member] | Minimum [Member] | EURO [Member]
Monthly fees												$ 1,900
Patent Assignment and Contribution Agreement [Member]
Agreement, description												This agreement provides for the Company to pay Dr. Haufe royalties equal to 1% of revenues earned from sales of any and all products derived from the use of the DenerveX technology. Royalties are payable to Dr. Haufe within 30 days after the close of each calendar quarter based on actual cash collected from sales of applicable products. The royalty period expires on September 6, 2030.
Contribution and Royalty agreement [Member]
Royalty expense												$ 1,100
Royalty expiration												Sep. 06, 2030
Total guaranteed payments												$ 42,000